Document And Entity Information	Oct. 16, 2025
Document Information [Line Items]
Entity, Registrant Name	Smith Micro Software, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 16, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35525
Entity, Tax Identification Number	33-0029027
Entity, Address, Address Line One	5800 Corporate Drive
Entity, Address, City or Town	Pittsburgh
Entity, Address, State or Province	PA
City Area Code	412
Local Phone Number	837-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SMSI
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000948708